File Number: 333-90789
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933



                                                                   April 5, 2007

                        Supplement to the March 1, 2007
                     Statement of Additional Information for
                             Pioneer High Yield Fund


The following will supplement the information presented in the statement of additional information for Pioneer High Yield Fund. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager - Pioneer High Yield Fund":

Other Accounts Managed by the Portfolio Manager. The table below indicates, for each portfolio manager of the portfolio, information about the accounts other than the portfolio over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of March 31, 2007. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.



-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------
Name of Portfolio    Type of Account  Number of           Total Assets Managed   Number of           Assets Managed
Manager                               Accounts Managed                           Accounts Managed    for which
                                                                                 for which           Advisory Fee is
                                                                                 Advisory Fee is     Performance-Based
                                                                                 Performance-Based
-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------
-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------
Andrew Feltus        Other            4                   $2,540,623,000         N/A                 N/A
                     Registered
                     Investment
                     Companies
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     Other Pooled     3                   $490,288,000           N/A                 N/A
                     Investment
                     Vehicles
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     Other Accounts   1                   $259,236,000           N/A                 N/A
-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------



-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------
Name of Portfolio    Type of Account  Number of           Total Assets Managed   Number of           Assets Managed
Manager                               Accounts Managed                           Accounts Managed    for which
                                                                                 for which           Advisory Fee is
                                                                                 Advisory Fee is     Performance-Based
                                                                                 Performance-Based
-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------
-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------
Tracy Wright         Other            3                   $1,944,021,000         N/A                 N/A
                     Registered
                     Investment
                     Companies
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     Other Pooled     0                   $0                     N/A                 N/A
                     Investment
                     Vehicles
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     ---------------- ------------------- ---------------------- ------------------- ------------------
                     Other Accounts   0                   $0                     N/A                 N/A
-------------------- ---------------- ------------------- ---------------------- ------------------- ------------------


The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager - Pioneer High Yield Fund":

Share Ownership by Portfolio Manager. The following table indicates as of March 31, 2007 the value, within the indicated range, of shares beneficially owned by each portfolio manager of the portfolio.


---------------------------------------- -------------------------------------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Fund*
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
Andrew Feltus                            C
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
Tracy Wright                             C
---------------------------------------- -------------------------------------------------------------------


*Key to Dollar Ranges

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. Over $1,000,000